Trade Notes and Accounts Receivable, Net - Summary of Trade Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Financial Assets [Line Items]
Trade notes and accounts receivable	$ 24,672	$ 803	$ 23,947	$ 22,622
Less: Loss allowance	(1,365)		(1,605)
Gross carrying amount [Member]
Disclosure Of Financial Assets [Line Items]
Trade notes and accounts receivable	$ 26,037		$ 25,552